Bank Loans - Schedule of Bank Loans (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Long-term borrowings:
Borrowings	$ 2,037,242	$ 2,641,032
Current portion of long-term borrowings	655,492	626,657
Non-current portion of long-term borrowings	$ 1,381,750	2,014,375
Hang Seng Bank Limited [Member] | Mortgage [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	March 2027
Borrowings	$ 441,402	571,055
Hang Seng Bank Limited [Member] | Mortgage [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	March 2027
Borrowings	$ 712,018	921,158
Hang Seng Bank Limited [Member] | Mortgage Two [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	March 2027
Borrowings	$ 196,653	254,415
Hang Seng Bank Limited [Member] | Mortgage Three [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.40%
Maturity dates	December 2026
Borrowings	$ 283,200	375,410
Hang Seng Bank Limited [Member] | Mortgage Five [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	April 2027
Borrowings	$ 403,969	$ 518,994